Stock-Based Compensation - Schedule of Information about Share Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Range Of Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices lower range limit	$ 0.15
Range of exercise prices upper range limit	$ 0.86
Number outstanding (in Shares)	9,642,773
Weighted average remaining contractual term	3 years 10 months 28 days	3 years 10 months 17 days
Weighted average exercise price	$ 0.8	$ 0.8
Aggregate intrinsic value (in Dollars)	$ 17,366	$ 17,130
Number Exercisable (in Shares)		9,507,060,000
Range Of Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices upper range limit	$ 1.87
Number outstanding (in Shares)	3,313
Weighted average remaining contractual term	6 years 10 days	6 years 10 days
Weighted average exercise price	$ 1.87	$ 1.87
Aggregate intrinsic value (in Dollars)	$ 2	$ 2
Number Exercisable (in Shares)		3,105,000
Range Of Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices lower range limit	$ 2.1
Range of exercise prices upper range limit	$ 2.13
Number outstanding (in Shares)	72,273
Weighted average remaining contractual term	5 years 2 months 12 days	1 year 5 months 23 days
Weighted average exercise price	$ 2.12	$ 2.1
Aggregate intrinsic value (in Dollars)	$ 35	$ 11
Number Exercisable (in Shares)		21,206,000
Range Of Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices lower range limit	$ 2.39
Range of exercise prices upper range limit	$ 2.4
Number outstanding (in Shares)	425,269
Weighted average remaining contractual term	6 years 14 days	6 years 14 days
Weighted average exercise price	$ 2.39	$ 2.39
Aggregate intrinsic value (in Dollars)	$ 89	$ 49
Number Exercisable (in Shares)		235,153,000
Range of Exercise Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices upper range limit	$ 4.99
Number outstanding (in Shares)	196,625
Weighted average remaining contractual term	5 years 14 days	5 years 14 days
Weighted average exercise price	$ 4.99	$ 4.99
Aggregate intrinsic value (in Dollars)
Number Exercisable (in Shares)		134,049,000
Range of Exercise Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices upper range limit	$ 5.36
Number outstanding (in Shares)	140,000
Weighted average remaining contractual term	4 years 6 months	4 years 6 months
Weighted average exercise price	$ 5.36	$ 5.36
Aggregate intrinsic value (in Dollars)
Number Exercisable (in Shares)		87,500,000
Range of Exercise Prices Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices upper range limit	$ 7.58
Number outstanding (in Shares)	85,380
Weighted average remaining contractual term	4 years 14 days	4 years 14 days
Weighted average exercise price	$ 7.58	$ 7.58
Aggregate intrinsic value (in Dollars)
Number Exercisable (in Shares)		85,380,000
Range of exercise prices Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices upper range limit	$ 9.07
Number outstanding (in Shares)	3,537
Weighted average remaining contractual term	3 years 11 months 15 days	3 years 11 months 15 days
Weighted average exercise price	$ 9.07	$ 9.07
Aggregate intrinsic value (in Dollars)
Number Exercisable (in Shares)		3,537,000